GMO Trust | GMO Asset Allocation Bond Fund
GMO ASSET ALLOCATION BOND FUND
Investment objective
Total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Trust GMO Asset Allocation Bond Fund		Class III	Class VI
Management fee	[1]	0.25%	0.25%
Shareholder service fee	[1]	0.15%	0.055%
Other expenses	[2]	0.07%	0.05%
Total annual operating expenses		0.47%	0.36%
Expense reimbursement/waiver	[1]	(0.06%)	(0.04%)
Total annual operating expenses after expense reimbursement	[3]	0.41%	0.32%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund's direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. "Other expenses" (before addition of interest expense) and interest expense for Class III were 0.06% and 0.01%, respectively, and for Class VI were 0.04% and 0.01%, respectively.
[3]	Total annual operating expenses after expense reimbursement/waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GMO Trust GMO Asset Allocation Bond Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class III	42	[1]	145	257	586
Class VI	33	[1]	112	198	452
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 319% of the average value of its portfolio.
Principal investment strategies
The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

  investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);
  below investment grade bonds (commonly referred to as “junk bonds”);
  inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;
  sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and
  asset-backed securities, including mortgage related and mortgage-backed securities.
The Fund also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 1.94% (1Q2011) Lowest Quarter: –0.36% (4Q2010) Year-to-Date (as of 3/31/12): –0.08%
Average Annual Total Returns Periods Ending December 31, 2011
Average Annual Total Returns - GMO Trust GMO Asset Allocation Bond Fund	1 Year	5 Years	10 Years	Incept.	Inception Date
Class III	5.63%			5.77%	Mar. 27, 2009
Class VI	5.71%			6.05%	Mar. 18, 2009
Return After Taxes on Distributions Class III	3.65%			3.55%	Mar. 27, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class III	3.84%			3.67%	Mar. 27, 2009
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) Class III	0.08%			0.12%	Mar. 27, 2009
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes) Class VI	0.08%			0.12%	Mar. 18, 2009